Supplementary Balance Sheet Information (Details) - Schedule of accounts payable and accruals - other - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts payable and accruals - other [Abstract]
Payroll and related expenses	$ 801	$ 797
Government institutions	370	415
Accrued vacation pay	101	91
Accrued expenses and sundry	636	515
Accounts payable and accruals - other	$ 1,908	$ 1,818